Not FDIC Insured May Lose Value No Bank Guarantee
38911-Q3PH

Schedule of Investments
(unaudited)
Putnam California Tax Exempt Income Fund 2
Notes to Schedules of Investments 14

Massachusetts business trust
Schedule of Investments (unaudited), June 30, 2025
Putnam California Tax Exempt Income Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.8%
California 98.7%
a
Alameda Corridor Transportation Authority , Revenue, Senior Lien , 2022 A , Refunding ,
5.227%, 10/01/49 .................................................. $ 10,000,000 $ 5,590,980
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien, 2024 B, 5.25%, 7/01/49 ............................ 1,500,000 1,526,477
Revenue, Senior Lien, 2024 B, AG Insured, 4.5%, 7/01/54 ................... 2,000,000 1,808,365
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 11,600,000 11,635,887
Revenue, 2024 F, Mandatory Put, 5%, 11/01/32 ........................... 5,000,000 5,314,752
Revenue, 2024 H, Mandatory Put, 5%, 8/01/33 ........................... 7,500,000 8,045,448
Revenue, 2025 B, Mandatory Put, 5%, 11/01/35 ........................... 2,595,000 2,757,535
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/31 ............ 825,000 864,930
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 625,116
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/34 ............ 800,000 830,629
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,000,000 1,028,303
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/43 .......... 500,000 509,557
c
California Community Housing Agency ,
Arbors Apartments, Revenue, 144A, 2020 A, 5%, 8/01/50 .................... 4,350,000 4,016,195
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 1,100,000 887,441
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 7,775,000 5,038,391
California County Tobacco Securitization Agency ,
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 5,000,000 4,836,448
Los Angeles County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%,
6/01/49 ........................................................ 130,000 126,113
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 275,000 260,341
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/39 .................................................... 300,000 281,934
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 400,000 371,017
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 860,000 804,149
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/35 .................................................... 100,000 99,205
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 225,000 221,240
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/37 .................................................... 100,000 97,223
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 200,000 186,549
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/41 .................................................... 100,000 92,850
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 92,110
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 347,218
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 610,000 599,807
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 800,000 768,777
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 325,000 303,142
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 145,000 142,335
a
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, 5.56%, 6/01/55 7,295,000 1,443,257
California Educational Facilities Authority ,
University of Redlands, Revenue, 2014 A, Refunding, 5%, 10/01/35 ............ 1,000,000 999,918
University of Redlands, Revenue, 2016 A, Refunding, 5%, 10/01/37 ............ 425,000 426,518
University of the Pacific, Revenue, 2015, 5%, 11/01/36 ...................... 470,000 471,228
University of the Pacific, Revenue, 2015, Pre-Refunded, 5%, 11/01/36 .......... 30,000 30,221
University of the Pacific, Revenue, 2023, 5%, 11/01/53 ...................... 4,000,000 4,085,527

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority ,
Provident Group-Pomona Properties LLC, Revenue, 2024 A, Refunding, 5%, 1/15/39 $ 650,000 $ 675,018
Provident Group-Pomona Properties LLC, Revenue, 2024 A, Refunding, 5%, 1/15/45 1,000,000 1,001,467
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 1,000,000 1,016,339
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 500,000 498,657
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 400,000 393,688
California Health Facilities Financing Authority ,
Episcopal Communities & Services for Seniors Obligated Group, Revenue, 2024 B,
5%, 11/15/38 ................................................... 1,500,000 1,543,899
Episcopal Communities & Services for Seniors Obligated Group, Revenue, 2024 B,
5%, 11/15/43 ................................................... 1,500,000 1,478,428
Episcopal Communities & Services for Seniors Obligated Group, Revenue, 2024 B,
5.25%, 11/15/53 ................................................. 1,000,000 985,972
Episcopal Communities & Services for Seniors Obligated Group, Revenue, 2024 B,
5.25%, 11/15/58 ................................................. 1,500,000 1,465,235
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/37 ........................................ 1,845,000 1,867,042
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/43 ........................................ 2,730,000 2,640,826
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/48 ........................................ 4,850,000 4,594,174
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 2,721,637 2,759,527
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 4,316,777 4,324,503
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 3,853,914 3,599,628
c
Found Middle LP, Revenue, 144A, 2024 L, 5.2%, 12/01/27 ................... 3,250,000 3,310,124
California Infrastructure & Economic Development Bank ,
California Science Center Foundation, Revenue, 2021 B, 4%, 5/01/51 .......... 1,250,000 1,052,815
b
Colburn School (The), Revenue, 2019, Refunding, Mandatory Put, 1.75%, 8/01/26 . 4,600,000 4,502,288
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/47 ....................................................... 2,300,000 2,276,217
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/57 ....................................................... 5,000,000 4,859,022
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2024 B, 5%,
11/01/54 ....................................................... 1,250,000 1,220,005
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2024 B, 5%,
11/01/59 ....................................................... 1,000,000 968,042
Performing Arts Center of Los Angeles County, Revenue, 2020, Refunding, 4%,
12/01/36 ....................................................... 515,000 517,848
Roseville Sustainable Energy Partner LLC, Revenue, 2024 A, 5.25%, 7/01/49 .... 2,000,000 2,005,072
c
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,740,000 1,449,320
c
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.125%, 1/01/35 ............. 455,000 423,266
c
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,920,000 2,439,678
California Municipal Finance Authority ,
Special Tax, 2025 B, 5%, 9/01/40 ...................................... 750,000 748,792
c
Ascent 613, Revenue, 144A, 2025 A, 5%, 1/01/38 ......................... 1,000,000 982,405
c
Ascent 613, Revenue, 144A, 2025 A, 5.25%, 1/01/45 ....................... 1,000,000 946,392
c
Ascent 613, Revenue, 144A, 2025 A, 5.375%, 1/01/55 ...................... 1,000,000 930,355
Bethany Home Society of San Joaquin County, Inc., Revenue, 2023, California
Mortgage Insured, 5%, 11/15/42 ..................................... 5,500,000 5,756,351
BOLD Program, Special Tax, 2020 B, 4%, 9/01/35 ......................... 660,000 635,145
BOLD Program, Special Tax, 2020 B, 4%, 9/01/43 ......................... 1,070,000 938,393
BOLD Program, Special Tax, 2020 B, 4%, 9/01/50 ......................... 1,525,000 1,268,059
BOLD Program, Special Tax, 2021 A, 4%, 9/01/41 ......................... 660,000 594,156
BOLD Program, Special Tax, 2021 A, 4%, 9/01/46 ......................... 1,090,000 908,302
BOLD Program, Special Tax, 2021 A, 4%, 9/01/51 ......................... 1,500,000 1,204,213

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
BOLD Program, Special Tax, 2023 B, 5.5%, 9/01/43 ........................ $ 600,000 $ 617,388
BOLD Program, Special Tax, 2023 B, 5.75%, 9/01/53 ....................... 1,850,000 1,909,879
BOLD Program, Special Tax, 2024 A, 5%, 9/01/48 ......................... 375,000 372,875
BOLD Program, Special Tax, 2024 A, 5.125%, 9/01/54 ...................... 1,000,000 978,569
California Institute of the Arts, Revenue, 2021, 3%, 10/01/41 ................. 960,000 725,756
Caritas Corp. CMFA Mobile Home Park Financing, Revenue, 2023 A, 5.25%, 8/15/53 900,000 918,526
Caritas Corp. CMFA Mobile Home Park Financing, Revenue, 2023 A, 5.25%, 8/15/58 800,000 814,179
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio, Revenue, 2024 A,
Refunding, 5%, 8/15/49 ............................................ 1,225,000 1,229,026
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio, Revenue, 2024 A,
Refunding, 5%, 8/15/54 ............................................ 1,800,000 1,786,474
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio, Revenue, 2024 A,
Refunding, 5%, 8/15/59 ............................................ 2,850,000 2,799,375
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 9,250,000 6,744,517
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/40 ......................... 500,000 504,528
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 5,195,000 5,175,726
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1,
Special Tax, 2024, 5%, 9/01/39 ...................................... 575,000 588,802
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1,
Special Tax, 2024, 5%, 9/01/44 ...................................... 900,000 908,356
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1,
Special Tax, 2024, 5%, 9/01/49 ...................................... 785,000 785,259
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1,
Special Tax, 2024, 5%, 9/01/54 ...................................... 750,000 728,743
Community Facilities District No. 2021-13, Special Tax, 2025, 5%, 9/01/40 ....... 600,000 611,691
Community Facilities District No. 2021-9 Improvement Area No. 1, Special Tax, 2025,
5%, 9/01/40 .................................................... 465,000 465,828
Community Facilities District No. 2022-6 Improvement Area No. 1, Special Tax, 2024,
5%, 9/01/39 .................................................... 400,000 410,852
Community Facilities District No. 2022-6 Improvement Area No. 1, Special Tax, 2024,
5%, 9/01/44 .................................................... 750,000 757,648
Community Facilities District No. 2022-6 Improvement Area No. 1, Special Tax, 2024,
5%, 9/01/49 .................................................... 1,250,000 1,249,217
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 3,400,000 3,401,046
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 295,000 249,820
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 750,000 566,009
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 750,000 551,622
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 4%, 10/01/44 5,000,000 4,280,852
Ignatian Corp. (The), Revenue, 2024 A, 5%, 9/01/54 ....................... 3,000,000 3,052,977
Master's University & Seminary (The), Revenue, 2019, Refunding, 5%, 8/01/34 ... 1,385,000 1,419,608
Master's University & Seminary (The), Revenue, 2019, Refunding, 5%, 8/01/39 ... 3,390,000 3,394,405
c
MWLA, Inc., Revenue, 144A, 2024, Refunding, 5.5%, 6/01/54 ................ 1,085,000 990,416
Palomar Health Obligated Group, COP, 2022 A, Refunding, AG Insured, 5.25%,
11/01/52 ....................................................... 6,000,000 6,107,848
PRS-California Obligated Group, Revenue, 2024 A, Refunding, 5%, 4/01/49 ...... 1,000,000 975,703
PRS-California Obligated Group, Revenue, 2024 A, Refunding, 5%, 4/01/54 ...... 1,250,000 1,199,149
Roseville Affordable LP, Revenue, 2024 A, FNMA Insured, 4.45%, 12/01/42 ...... 5,000,000 4,913,287
Terry Manor Senior Housing LP, Revenue, 2024 A, FNMA Insured, 4.2%, 8/01/40 .. 7,465,000 7,235,033
c
Westside Neighborhood School, Revenue, 144A, 2024, 6.375%, 6/15/64 ........ 2,000,000 2,083,999
c
California Pollution Control Financing Authority ,
Channelside Water Resources LP, Revenue, 144A, 2012, 5%, 11/21/45 ......... 10,000,000 9,497,536
Channelside Water Resources LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 . 2,250,000 2,273,426
Channelside Water Resources LP, Revenue, 144A, 2019, Refunding, 5%, 11/21/45 2,140,000 2,123,841
c
California School Finance Authority ,
Revenue, 144A, 2017, 5%, 6/01/47 .................................... 470,000 419,678

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Revenue, 144A, 2017, 5%, 6/01/53 .................................... $ 1,100,000 $ 951,122
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 A,
Refunding, 5%, 7/01/31 ............................................ 1,830,000 1,831,736
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 A,
Refunding, 5%, 7/01/36 ............................................ 1,250,000 1,250,602
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 A,
Refunding, 5%, 7/01/51 ............................................ 1,570,000 1,530,269
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 C,
5%, 7/01/31 .................................................... 1,425,000 1,440,520
Aspire Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 8/01/40 .... 1,000,000 994,238
Aspire Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 8/01/50 .... 3,000,000 2,786,044
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/42 .... 1,000,000 971,717
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/61 .... 2,365,000 2,139,235
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 215,000 215,082
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,000,000 2,785,270
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/54 ........................................................ 7,120,000 6,745,779
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 434,774
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 561,408
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2024 A, 5%,
7/01/64 ........................................................ 1,500,000 1,433,217
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 1,500,000 1,448,608
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,009,275
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 5,250,000 5,047,355
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.75%, 8/01/52 .................................................. 1,500,000 1,540,823
Hawking STEAM Charter Schools, Inc., Revenue, 144A, 2022 A, 5.5%, 7/01/62 ... 1,000,000 972,275
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,500,000 1,447,001
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,009,226
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,150,000 2,953,670
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 719,834
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/50 2,275,000 1,851,966
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/55 1,075,000 860,729
Rex & Margaret Fortune School of Education, Revenue, 144A, 2024 A, 5.125%,
6/01/59 ........................................................ 1,500,000 1,346,359
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 500,000 392,300
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 650,000 444,793
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,175,000 759,252
Summit Public Schools Obligated Group, Revenue, 144A, 2017, Pre-Refunded, 5%,
6/01/53 ........................................................ 1,250,000 1,300,256
Vista Charter Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 6/01/61 3,000,000 2,177,683
d
California State Public Works Board , State of California , 2023 D , 5% , 11/01/39 ..... 10,915,000 11,825,478
California Statewide Communities Development Authority ,
Revenue, 2024 B-1, 5%, 9/02/44 ...................................... 1,890,000 1,895,400
Revenue, 2024 B-1, 5%, 9/02/49 ...................................... 1,685,000 1,656,107
Special Tax, 2025 A, 4.75%, 9/02/40 ................................... 1,300,000 1,293,714
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 720,000 730,463
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,535,000 1,470,214
Community Facilities District Improvement Area No. 4, Special Tax, 2024, 5%,
9/01/55 ........................................................ 2,400,000 2,359,383
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/41 ....... 500,000 454,290

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2020-02, Special Tax, 2021, 4%, 9/01/51 ....... $ 1,170,000 $ 959,083
Front Porch Communities & Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 4/01/30 .................................................... 310,000 316,996
Front Porch Communities & Services Obligated Group, Revenue, 2017 A, Refunding,
4%, 4/01/47 .................................................... 3,440,000 2,855,798
Heritage Park Apartments Roseville LP, Revenue, 2025 A, Refunding, FNMA Insured,
3.7%, 4/01/35 ................................................... 3,750,000 3,699,668
HumanGood California Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/45 2,550,000 2,512,015
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 3%, 6/01/29 ......... 485,000 462,778
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 382,001
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 475,000 469,170
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/51 ......... 1,440,000 1,312,299
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 2,000,000 1,919,708
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 2,500,000 2,096,148
USC Obligated Group, Revenue, 2018, Refunding, 4.25%, 1/01/43 ............. 3,450,000 3,279,234
USC Obligated Group, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 2,195,000 2,217,732
USC Obligated Group, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 7,000,000 7,038,446
a
Ceres Unified School District ,
GO, 2017, Refunding, BAM Insured, 4.82%, 8/01/38 ....................... 1,000,000 540,219
GO, 2017, Refunding, BAM Insured, 4.93%, 8/01/39 ....................... 1,075,000 545,616
GO, 2017, Refunding, BAM Insured, 5.05%, 8/01/40 ....................... 1,285,000 611,389
Chabot-Las Positas Community College District , GO , 2016 C , 5.25% , 8/01/48 ...... 7,000,000 7,390,440
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.25%, 9/01/42 ................................... 1,585,000 1,632,321
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/47 ................................... 1,615,000 1,657,106
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/52 ................................... 2,000,000 2,036,905
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 850,000 750,401
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax
Allocation, 144A, 2022 A, 5%, 9/01/52 ................................. 1,300,000 1,197,878
City of Chino ,
Community Facilities District No. 2003-3 Improvement Area No. 7, Special Tax, 2020,
4%, 9/01/45 .................................................... 500,000 437,582
Community Facilities District No. 2003-3 Improvement Area No. 7, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,265,000 1,065,956
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/44 ....................................... 725,000 733,999
City of Dixon ,
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/36 175,000 169,768
Community Facilities District No. 2019-1 Homestead, Special Tax, 2020, 4%, 9/01/40 400,000 365,191
Community Facilities District No. 2019-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/33 .................................................... 425,000 424,945
Community Facilities District No. 2019-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 2,000,000 1,738,809
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,225,000 1,247,259
City of Fairfield , Community Facilities District No. 2016-1 Improvement Area C , Special
Tax , 2021 A , 4% , 9/01/52 ............................................ 2,500,000 2,077,544
City of Fillmore , Community Facilities District No. 5 Improvement Area B , Special Tax ,
2023 , 5% , 9/01/43 ................................................. 1,095,000 1,104,336

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... $ 240,000 $ 241,720
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 536,410
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 576,320
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 762,904
Community Facilities District No. 109, Special Tax, 2024, 5%, 9/01/39 .......... 1,200,000 1,248,016
Community Facilities District No. 109, Special Tax, 2024, 5%, 9/01/44 .......... 1,000,000 1,010,936
Community Facilities District No. 109, Special Tax, 2024, 5%, 9/01/49 .......... 1,160,000 1,159,273
Community Facilities District No. 109, Special Tax, 2024, 5%, 9/01/54 .......... 1,500,000 1,477,443
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 4 ,
Special Tax , 2016 , 4% , 9/01/41 ....................................... 2,500,000 2,271,450
City of Long Beach ,
Marina System, Revenue, 2025, Refunding, 5%, 5/15/41 .................... 1,000,000 1,055,769
Marina System, Revenue, 2025, Refunding, 5%, 5/15/42 .................... 1,130,000 1,181,695
Marina System, Revenue, 2025, Refunding, 5%, 5/15/43 .................... 1,125,000 1,165,639
Marina System, Revenue, 2025, Refunding, 5%, 5/15/44 .................... 1,000,000 1,030,607
Marina System, Revenue, 2025, Refunding, 5%, 5/15/45 .................... 750,000 769,454
City of Los Angeles ,
d
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 10,000,000 9,915,127
d
Department of Airports, Revenue, 2022 G, 5%, 5/15/47 ..................... 9,000,000 8,991,008
Jordan Downs Phase 1B LP, Revenue, 2018 A-1, FNMA Insured, 3.6%, 7/01/39 ... 4,770,002 4,240,277
City of Newport Beach ,
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/31 . 250,000 256,784
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/32 . 250,000 255,856
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/33 . 200,000 202,612
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4.125%,
9/02/38 ........................................................ 575,000 560,867
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 5%, 9/02/43 . 650,000 659,921
City of Ontario , Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/51 . 1,170,000 953,367
City of Rancho Cordova ,
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2,
Special Tax, 2024, 5%, 9/01/44 ...................................... 1,545,000 1,552,806
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2,
Special Tax, 2024, 5%, 9/01/49 ...................................... 1,960,000 1,956,045
Sunridge Anatolia Community Facilities District No. 2003-1, Special Tax, 2016,
Refunding, 4%, 9/01/27 ............................................ 425,000 428,814
City of Rocklin ,
Community Facilities District No. 10 Whitney Ranch, Special Tax, 2015, Refunding,
5%, 9/01/35 .................................................... 3,430,000 3,436,722
Community Facilities District No. 10 Whitney Ranch, Special Tax, 2019, 5%, 9/01/39 485,000 485,723
Community Facilities District No. 10 Whitney Ranch, Special Tax, 2019, 5%, 9/01/40 485,000 485,574
City of Roseville ,
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 2019, 5%, 9/01/39 465,000 472,435
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 2021, 4%, 9/01/50 1,775,000 1,478,116
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 1,000,000 869,405
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 450,000 376,955
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 735,000 740,281
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/48 ........................................................ 850,000 851,567
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 5%,
9/01/53 ........................................................ 1,000,000 985,632
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,000,970

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ $ 1,250,000 $ 1,250,735
City of Sacramento , Greenbriar Community Facilities District No. 2018-03 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 600,000 515,711
City of San Diego ,
Community Facilities District No. 3, Special Tax, 2013, Refunding, 5%, 9/01/36 .... 965,000 965,718
Tobacco Settlement Revenue Funding Corp., Revenue, 2018 C, Refunding, 4%,
6/01/32 ........................................................ 220,000 219,114
City of Vernon ,
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/35 .................. 1,440,000 1,504,950
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 438,141
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 740,000 756,922
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 3,500,000 2,526,272
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 2,000,000 1,318,489
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2,
Special Tax, 2024, 5%, 9/01/49 ...................................... 1,600,000 1,602,923
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2,
Special Tax, 2024, 5%, 9/01/54 ...................................... 1,600,000 1,595,222
County of San Bernardino , Community Facilities District No. 2002-1 Improvement Area
No. 1 , Special Tax , 2014 , Refunding , 5% , 9/01/33 .......................... 2,500,000 2,504,153
County of San Diego ,
Community Facilities District No. 2008-01 Improvement Area No. 1, Special Tax,
2020 A, 4%, 9/01/45 .............................................. 550,000 475,658
Community Facilities District No. 2008-01 Improvement Area No. 1, Special Tax,
2020 A, 4%, 9/01/50 .............................................. 875,000 727,575
c
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%,
4/01/57 ........................................................ 3,000,000 2,073,897
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 8,110,000 5,243,485
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 7,800,000 5,187,813
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 2,030,000 1,787,410
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 2,775,000 1,996,370
Parallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 ..................... 3,185,000 2,729,733
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 3,350,000 2,207,389
Eastern Municipal Water District , Community Facilities District No. 2018-80 , Special
Tax , 2025 , 5% , 9/01/50 ............................................. 500,000 495,115
El Rancho Unified School District , GO , 2023 D , BAM Insured , 5.75% , 8/01/48 ...... 1,500,000 1,661,897
FHLMC, Multi-family ML Pass-Through Certificates , 2019-ML05 , ACA , 3.35% , 11/25/33 10,002,260 9,537,951
FHLMC, Multi-family VRD Certificates , Revenue , 2022-ML54 , A , 2.35% , 12/15/35 ... 960,000 806,537
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18, Special Tax, 2024, 5%, 9/01/49 1,200,000 1,177,795
City of Folsom Community Facilities District No. 18, Special Tax, 2024, 5%, 9/01/54 2,770,000 2,663,333
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 5,000,000 4,928,324
a
Hartnell Community College District ,
GO, 2015 A, Refunding, 4.2%, 8/01/35 .................................. 1,000,000 660,629
GO, 2015 A, Refunding, 4.32%, 8/01/36 ................................. 4,750,000 2,970,621
GO, 2015 A, Refunding, 4.42%, 8/01/37 ................................. 3,500,000 2,074,420
c
Hastings Campus Housing Finance Authority , Revenue, Senior Lien , 144A, 2020 A ,
5% , 7/01/61 ...................................................... 2,500,000 2,139,363
Hemet Unified School District , Special Tax , 2025 , 5% , 9/01/45 .................. 725,000 725,036

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Hesperia Unified School District , Community Facilities District No. 2015-1 , Special Tax ,
2015-1 , 5% , 9/01/50 ................................................ $ 750,000 $ 737,436
Imperial Community College District ,
GO, 2023 A, AG Insured, 5%, 8/01/48 .................................. 1,500,000 1,546,068
GO, 2023 A, AG Insured, 5.25%, 8/01/53 ................................ 1,500,000 1,567,595
Indio Finance Authority , City of Indio , Revenue , 2022 A , Refunding , BAM Insured ,
5.25% , 11/01/42 ................................................... 4,000,000 4,286,248
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 395,000 397,531
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/47 ........ 190,000 190,422
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 995,000 1,001,375
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 995,000 997,210
Lake Elsinore Public Financing Authority ,
City of Lake Elsinore Community Facilities District No. 2003-2 Improvement Areas A
& C, Special Tax, 2014 B, Refunding, 5%, 9/01/31 ........................ 1,045,000 1,048,520
City of Lake Elsinore Community Facilities District No. 2003-2 Improvement Areas A
& C, Special Tax, 2014 B, Refunding, 5%, 9/01/33 ........................ 1,105,000 1,108,722
Liberty Union High School District , GO , 2016 B , 3% , 8/01/41 ................... 1,670,000 1,348,133
Long Beach Bond Finance Authority , Revenue , 2007 A , 5.5% , 11/15/28 ........... 5,000,000 5,290,127
a
Long Beach Community College District ,
GO, 2012 B, 3.52%, 8/01/33 ......................................... 625,000 472,442
GO, 2012 B, 3.64%, 8/01/34 ......................................... 1,500,000 1,084,292
Long Beach Unified School District ,
a
GO, 2008 D-1, 4.4%, 8/01/37 ......................................... 1,000,000 594,095
GO, 2016 B, 3%, 8/01/48 ............................................ 4,600,000 3,304,677
Los Angeles Department of Water & Power ,
Power System, Revenue, 2022 A, 5%, 7/01/46 ............................ 7,000,000 7,100,805
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/52 ................... 5,715,000 5,729,609
Power System, Revenue, 2025 A, Refunding, 5%, 7/01/50 ................... 2,000,000 2,016,765
Los Angeles Housing Authority ,
Revenue, 2024 A, Refunding, FNMA Insured, 3.75%, 4/01/34 ................. 5,250,000 5,194,338
Revenue, 2024 B, Refunding, FNMA Insured, 3.75%, 4/01/34 ................. 1,000,000 995,018
Revenue, 2024 C, Refunding, FNMA Insured, 3.75%, 4/01/34 ................. 2,400,000 2,418,703
Menifee Union School District , Community Facilities District No. 2011-1 Improvement
Area No. 5 , Special Tax , 2021 , 4% , 9/01/51 .............................. 815,000 690,590
Montebello Unified School District ,
GO, 2016 B, AG Insured, 5%, 8/01/44 .................................. 1,975,000 2,026,949
GO, 2016 B, AG Insured, 5%, 8/01/50 .................................. 3,000,000 3,028,077
Moreland School District , GO , 2024 B , Refunding , 5% , 8/01/41 ................. 3,395,000 3,668,438
Moreno Valley Unified School District , Community Facilities District No. 2023-1 , Special
Tax , 2025 , 5% , 9/01/40 ............................................. 890,000 898,765
M-S-R Energy Authority ,
Revenue, 2009 A, 6.125%, 11/01/29 .................................... 775,000 817,640
Revenue, 2009 A, 6.5%, 11/01/39 ..................................... 6,000,000 7,178,690
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 1,950,000 2,057,182
a
Murrieta Valley Unified School District , GO , AG Insured , 3.28%, 9/01/31 .......... 2,000,000 1,638,828
e
New Hampshire Business Finance Authority , Revenue , FRN , 2024-4 , ACA , 3.811% ,
7/20/39 ......................................................... 8,960,756 8,324,438
b
Northern California Energy Authority , Revenue , 2024 , Refunding , Mandatory Put , 5% ,
8/01/30 ......................................................... 6,000,000 6,310,199
Norwalk-La Mirada Unified School District , GO , 2014 F , 5% , 8/01/51 ............. 3,000,000 3,115,382
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/48 .................................... 1,450,000 1,497,701
Poway Unified School District , Community Facilities District No. 15 Improvement Area
D , Special Tax , 2022 , BAM Insured , 5.25% , 9/01/52 ........................ 2,500,000 2,589,828

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
River Islands Public Financing Authority , Community Facilities District No. 2023-1
Improvement Area No. 2 , Special Tax , 2024 , 4.5% , 9/01/44 .................. $ 1,650,000 $ 1,527,831
Riverside County Redevelopment Successor Agency ,
Tax Allocation, B, Refunding, BAM Insured, 5%, 10/01/26 .................... 500,000 514,492
Tax Allocation, B, Refunding, BAM Insured, 5%, 10/01/37 .................... 1,010,000 1,022,926
Tax Allocation, B, Refunding, BAM Insured, 5%, 10/01/41 .................... 1,990,000 1,995,140
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1, Special Tax, 2024, 5%,
9/01/39 ........................................................ 370,000 377,872
Community Facilities District No. 19 Improvement Area No. 1, Special Tax, 2024, 5%,
9/01/44 ........................................................ 690,000 690,874
Community Facilities District No. 19 Improvement Area No. 1, Special Tax, 2024, 5%,
9/01/49 ........................................................ 1,050,000 1,043,516
Community Facilities District No. 19 Improvement Area No. 1, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,265,000 1,238,455
a
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
1999 , NATL Insured , 3.01%, 8/01/25 ................................... 1,340,000 1,336,469
Romoland School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 555,000 508,948
Special Tax, 2020 A, 4%, 9/01/45 ...................................... 750,000 652,053
Special Tax, 2020 A, 4%, 9/01/50 ...................................... 2,360,000 1,976,918
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 3, Special Tax, 2025,
5%, 9/01/35 .................................................... 565,000 577,863
Community Facilities District No. 2016-1 Improvement Area No. 3, Special Tax, 2025,
5%, 9/01/40 .................................................... 455,000 457,474
Community Facilities District No. 2016-1 Improvement Area No. 3, Special Tax, 2025,
5.125%, 9/01/45 ................................................. 975,000 972,090
Community Facilities District No. 2016-1 Improvement Area No. 3, Special Tax, 2025,
5.25%, 9/01/55 .................................................. 1,000,000 992,412
San Diego Housing Authority, Inc. , Sea Breeze Gardens Preservation LP , Revenue ,
2024 E , FHLMC Insured , 4.2% , 6/01/40 ................................. 7,450,000 7,114,296
San Diego Public Facilities Financing Authority , City of San Diego , Revenue , 2023 A ,
5.25% , 10/15/52 ................................................... 8,000,000 8,318,808
a
San Diego Unified School District , GO , R-2 , Refunding , 0.832%, 7/01/41 .......... 1,990,000 1,953,351
San Francisco Bay Area Rapid Transit District ,
GO, 2019 B-1, 3%, 8/01/49 .......................................... 6,365,000 4,668,057
GO, 2019 F-1, 3%, 8/01/38 .......................................... 4,280,000 3,737,197
Sales Tax, Revenue, 2019 A, 3%, 7/01/44 ............................... 3,000,000 2,328,459
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 1,000,000 1,010,204
San Francisco City & County Public Utilities Commission , Power , Revenue , 2023 A ,
5% , 11/01/53 ..................................................... 7,000,000 7,095,523
San Francisco City & County Redevelopment Agency Successor Agency ,
City & County of San Francisco Community Facilities District No. 6, Special Tax,
2023, Refunding, AG Insured, 5.25%, 8/01/39 ........................... 1,000,000 1,096,062
City & County of San Francisco Community Facilities District No. 6, Special Tax,
2023, Refunding, AG Insured, 5.25%, 8/01/40 ........................... 1,100,000 1,195,940
City & County of San Francisco Community Facilities District No. 6, Special Tax,
2023, Refunding, AG Insured, 5.25%, 8/01/41 ........................... 1,250,000 1,345,282
City & County of San Francisco Community Facilities District No. 6, Special Tax,
2023, Refunding, AG Insured, 5.25%, 8/01/42 ........................... 1,000,000 1,067,827
City & County of San Francisco Community Facilities District No. 6, Special Tax,
2023, Refunding, AG Insured, 5.25%, 8/01/43 ........................... 1,000,000 1,055,427
San Luis Obispo County Financing Authority , County of San Luis Obispo , Revenue ,
2022 A , Refunding , 5.5% , 11/15/47 ..................................... 1,885,000 2,013,333

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Santa Maria Joint Union High School District ,
GO, 2021, 3%, 8/01/36 ............................................. $ 250,000 $ 227,211
GO, 2021, 3%, 8/01/37 ............................................. 355,000 317,629
GO, 2021, 3%, 8/01/39 ............................................. 1,385,000 1,186,088
GO, 2021, 3%, 8/01/42 ............................................. 540,000 427,159
South Tahoe Joint Powers Financing Authority ,
City of South Lake Tahoe, Revenue, 2023 A, 5.25%, 10/01/48 ................ 3,500,000 3,723,338
City of South Lake Tahoe, Revenue, 2023 A, 5.25%, 10/01/53 ................ 4,000,000 4,225,407
State of California ,
GO, 3%, 12/01/43 ................................................. 500,000 399,622
GO, 5%, 10/01/45 ................................................. 5,575,000 5,822,669
Sweetwater Union High School District , GO , 2022 A-1 , 5% , 8/01/52 .............. 6,500,000 6,709,099
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3, Special Tax, 2024, 5%,
9/01/39 ........................................................ 615,000 639,139
Community Facilities District No. 4 Improvement Area No. 3, Special Tax, 2024, 5%,
9/01/44 ........................................................ 600,000 606,118
Community Facilities District No. 4 Improvement Area No. 3, Special Tax, 2024, 4%,
9/01/49 ........................................................ 1,415,000 1,199,396
Community Facilities District No. 4 Improvement Area No. 3, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,185,000 1,168,951
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 9,345,000 8,880,042
Tustin Community Facilities District , City of Tustin Community Facilities District No. 06-
1 , Special Tax , 2015 A , Refunding , 5% , 9/01/37 ........................... 2,100,000 2,107,251
663,363,729
Others 0.7%
e
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML25 , ACA ,
3.427% , 11/25/38 .................................................. 4,960,933 4,630,978
Washington 0.7%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ 4,300,000 4,697,381
U.S. Territories 0.7%
Guam 0.3%
Port Authority of Guam , Revenue , 2018 A , 5% , 7/01/48 ....................... 1,500,000 1,455,854
Territory of Guam , GO , 2019 , 5% , 11/15/31 ................................
640,000 652,818
2,108,672
Puerto Rico 0.4%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/37 ....................
2,750,000 2,622,771
Total U.S. Territories .................................................................... 4,731,443
Total Municipal Bonds (Cost $714,091,218) .....................................
677,423,531
a a a a

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 1.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.7%
California 0.7%
f
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2018 B , LOC Barclays Bank plc , Daily VRDN and Put ,
0.5% , 5/01/58 .................................................... $ 4,505,000 $ 4,505,000
Total Municipal Bonds (Cost $4,505,000) .......................................
4,505,000
U.S. Government and Agency Securities 0.1%
a
U.S. Treasury Bills ,
4.22%, 10/02/25 ................................................... 600,000 593,458
4.16%, 11/06/25 ................................................... 400,000 394,122
987,580
Total U.S. Government and Agency Securities (Cost $988,034) ....................
987,580
Shares
a
Money Market Funds 0.7%
g,h
Putnam Short Term Investment Fund, Class P, 4.581% ....................... 4,693,264 4,693,264
Total Money Market Funds (Cost $4,693,264) ...................................
4,693,264
Total Short Term Investments (Cost $10,186,298) ................................
10,185,844
a
Total Investments (Cost $724,277,516) 102.3% ..................................
$687,609,375
Floating Rate Notes Issued (3.0)% .............................................
(20,480,010)
Other Assets, less Liabilities 0.7% .............................................
4,677,576
Net Assets 100.0% ...........................................................
$671,806,941
a
The rate shown represents the yield at period end.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $124,319,613, representing 18.5% of net assets.
d
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
e
The coupon rate shown represents the rate at period end.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Massachusetts business trust
Schedule of Investments (unaudited)
Putnam California Tax Exempt Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following futures contracts outstanding.
See abbreviations on page 16 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Short 166 $ 19,774,750 9/19/25 $ (640,763)
Total Futures Contracts ...................................................................... $(640,763)
*
As of period end.

Massachusetts business trust
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
1. Organization
Massachusetts business trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Massachusetts business trust
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam California Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $714,723 $142,861,404 $(138,882,863) $— $— $4,693,264 4,693,264 $272,983
Total Affiliated Securities ... $714,723 $142,861,404 $(138,882,863) $— $— $4,693,264 $272,983
Level 1 Level 2 Level 3 Total
Putnam California Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 677,423,531 $ — $ 677,423,531
Short Term Investments ................... 4,693,264 5,492,580 — 10,185,844
Total Investments in Securities ........... $4,693,264 $682,916,111 $— $687,609,375
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 640,763 $ — $ — $ 640,763
Total Other Financial Instruments ......... $640,763 $— $— $640,763
a
For detailed categories, see the accompanying Schedule of Investments.

Massachusetts business trust
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.